Submission	Apr. 09, 2026
Submission [Line Items]
Central Index Key	0002104204
Registrant Name	Alamar Biosciences, Inc.
Registration File Number	333-294697
Form Type	S-1
Submission Type	S-1/A
Fee Exhibit Type	EX-FILING FEES